Inventories	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories [text block]
8 INVENTORIES

	12/31/2024	12/31/2023
Finished goods
Pulp
Domestic (Brazil)	801,623	576,774
Foreign	1,510,985	1,271,335
Paper
Domestic (Brazil)	561,409	569,771
Foreign	362,027	137,653
Work in process	135,380	93,325
Raw materials
Wood	2,287,406	1,666,817
Operating supplies and packaging	1,098,894	795,274
Spare parts and other	1,302,534	931,052

(-) Expected losses	(97,934)	(95,053)
	7,962,324	5,946,948
8.1 Roll-forward of estimated losses

	12/31/2024	12/31/2023
Opening balance	(95,053)	(105,989)
Additions	(83,705)	(65,085)
Reversals	6,352	33,666
Write-offs	74,472	42,355
Closing balance	(97,934)	(95,053)
On December 31, 2024 and 2023, there were no inventory items pledged as collateral.